Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 5.0	$ 4.2
Acquisition intangibles, accumulated amortization	$ 278.8	$ 245.9
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	49,586,198	49,445,350
Treasury stock, shares	4,077,360	767